Quotaholders’ and shareholders’ equity (Tables)	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Schedule of equity method investment and ownership percentage

The Company’s capital was divided between five categories of quotas as summarized below at December 31, 2020:

	At
	December 31,	Ownership
Quota	2020	%
A	€10,458	28%
B	6,886	19%
C	8,645	23%
D	4,034	11%
E	7,033	19%
Total	€37,056	100%